Leases - Additional information (Detail) (Distribution, selling and administration, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Distribution, selling and administration
Leases [Line Items]
Operating lease	$ 50	$ 54	$ 56